INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS

Reconciliation of Carrying Amounts (in thousands):

	December 31, 2023	Additions	December 31, 2024	Additions	September 30, 2025
Cost
Indefinite-lived trademarks	$-	$25	$25	$-	$25
Acquired Technology	1,168	-	1,168	2,750	3,918
Customer Relationships	2,839	-	2,839	-	2,839
Other	456	-	456	-	456
Total	$4,463	$25	$4,488	$2,750	$7,238

Accumulated Amortization
Acquired Technology	$398	$234	$632	$313	$945
Customer Relationships	568	568	1,136	425	1,561
Other	55	90	145	69	214
Total	$1,021	$892	$1,913	$807	$2,720

Carrying Amounts	$3,442		$2,575		$4,518

SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS

As of September 30, 2025, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2025, excluding the nine months ended September 30, 2025	$361
2026	1,330
2027	1,330
2028	647
2029 and thereafter	825
Total	$4,493